UNITED STATES

		SECURITIES AND EXCHANGE COMMISSION

		     Washington, D.C.  20549

			    FORM N-CSR

	CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

			INVESTMENT COMPANIES

	   Investment Company Act file number:  811-9521

			MANAGERS AMG FUNDS
	 (Exact name of registrant as specified in charter)

	    40 Richards Avenue, Norwalk, Connecticut 06854
	 (Address of principal executive offices)  (Zip code)


			The Managers Funds LLC
	  40 Richards Avenue, Norwalk, Connecticut 06854
		(Name and address of agent for service)

Registrant's telephone number, including area code:  (203) 857-5321

Date of fiscal year end:	FEBRUARY 28

Date of reporting period:	MARCH 1, 2003 - AUGUST 31, 2003


Item 1.  REPORT TO SHAREHOLDERS
====================================================================

[AMG Logo omitted]


Managers AMG Funds


[Systematic Logo omitted]


Systematic Financial Management, L.P.



		 SYSTEMATIC VALUE FUND
		________________________



		  Semi-Annual Report
		    August 31,2003

		 SYSTEMATIC VALUE FUND

		  Semi-Annual Report
		    August 31,2003
		      (unaudited)




		   TABLE OF CONTENTS
		   -----------------


							Begins
							on Page
							-------
Letter to Shareholders					 1

Summary of Industry Weightings and Top Ten Holdings	 2

Schedule of Portfolio Investments			 3

Financial Statements:
  Statement of Assets and Liabilities			 6
   Fund balance sheet,net asset value (NAV)per share
    computation and cumulative undistributed amount
  Statement of Operations				 7
   Detail of sources of income,Fund expenses,and
    realized and unrealized gains (losses)during
    the period
  Statement of Changes in Net Assets			 8
   Detail of changes in Fund assets for each period

Financial Highlights					 9
 Net asset value per share,total return,expense ratios,
  turnover ratio and net assets

Notes to Financial Statements				10
 Accounting and distribution policies,details of
  agreements and transactions with Fund management
  and affiliates


Letter to Shareholders
-------------------------------------------------------------------

Dear Fellow Shareholders:

Investors' outlook for the financial markets changed radically since our last report. Six months ago the stock market was bottoming under the weight of the military confrontation with Iraq and the sluggishness of the U.S.economy. Since then, the stock market has vaulted by more than 20%. Initially this was catalyzed by the seemingly swift success of our military in toppling the government in Iraq. The rally continued throughout the summer, however, as evidence began to suggest that the economy was strengthening. Lower quality companies that may have been oversold dominated in the early stages as they reacted vigorously to perceived improvements in the environment. However,the rally broadened as earnings announcements confirmed an improvement in company fundamentals, particularly within the materials, industrials, consumer discretionary and technology sectors. As many investors had hoped, the cost cutting and business rationalization that has taken place over the last few years helped to boost the bottom line of many companies despite only modest top-line growth.

I am pleased to report that, just as it had outperformed during the market draw down, the Fund continued to outperform during this strong rally. For the six-months ended August 31, 2003, the Fund rose 24.10%, while its primary benchmark, the Russell 1000 Value index returned 21.08%. As was the manager's goal, a majority of this out performance was the result of individual stock selection. In this period this was particularly true within the consumer discretionary and technology sectors. I am also pleased to report that as of the end of the period, the Fund provided a positive return of 0.64% since its inception. For the same 17-month period, the benchmark returned -6.36%.

Evidence that the economy is responding to the significant monetary and fiscal stimuli applied throughout the past few years is building, and the market seems to be expecting continued growth. Thus, we will need to see follow-through in earnings growth in order to maintain or improve current stock prices. While GDP, consumer spending and business spending all improved in the second quarter, unemployment continued to rise as did consumer debt. Regardless of which of these trends persists, the portfolio will continue to be invested in stocks with a combination of attractive price/earnings ratios and positive earnings surprise.

A detailed listing of the current portfolio is included within this report. As always, we post any news or other pertinent information about the Fund as soon as applicable on our website at www.managersamg.com. Should you have any questions about this report, please feel free to contact us at 1-800-835-3879, or visit the website. We thank you for your investment.



/s/ Peter M. Lebovitz
---------------------
Peter M.Lebovitz
President
Managers AMG Funds

---------------------------------------------------------------------------
Systematic Value Fund
Summary of Fund Information
August 31, 2003
---------------------------------------------------------------------------

Summary of Industry Weightings (unaudited)


						Percentage of
				Percentage of	Russell 1000
Major Sectors			 Net Assets	Value Index
-------------			-------------	--------------
Financials 			29.4%		21.3 %
Consumer Discretionary 		13.3 		12.5
Information Technology 		12.0 		17.1
Energy 				10.5 		 5.5
Industrials 			 9.4 		10.0
Materials 			 6.6 		 2.9
Telecommunication Services	 4.9		 3.4
Utilities			 4.7		 3.1
Health Care			 4.6		14.4
Consumer Staples		 3.4		 9.8
Other				 1.2		 0.0



Top Ten Holdings (unaudited)


				Percentage of
Security Name			 Net Assets
-------------			-------------
Citigroup,Inc.*			 4.1%
Exxon Mobil Corp.*		 3.1
Bank of America Corp.*		 2.9
Wachovia Corp.*			 2.6
Corning,Inc.			 2.3
JPMorgan Chase & Co.		 2.1
Alcoa, Inc.			 2.1
MGM Grand, Inc.			 2.1
Sovereign Bancorp, Inc.		 2.0
AOL Time Warner, Inc.		 1.8
				-----
Top Ten as a Group 		25.1%
				=====


*Top Ten Holding at February 28,2003

---------------------------------------------------------------------------
Systematic Value Fund
Summary of Fund Information
August 31, 2003 (unaudited)
---------------------------------------------------------------------------



					Shares		Value

Common Stocks - 98.8%
 Consumer Discretionary - 13.3%
  AOL Time Warner, Inc.*		11,100 		$ 181,596
  Carnival Corp.			 1,800 (1)	   62,262
  Comcast Corp.*			 2,708 		   80,563
  Dollar Tree Stores, Inc.*		 1,100		   43,153
  Ford Motor Co.			 8,500		   98,260
  Gap, Inc., The 			 2,700		   56,403
  Lear Corp.*				 1,900		  105,545
  Lennar Corp.				 1,400		   94,150
  Limited Brands, Inc.			 4,600		   78,016
  McDonald's Corp.			 5,600		  125,552
  MGM Grand, Inc.*			 5,600		  203,056
  Staples, Inc.*			 3,100		   76,353
  The Walt Disney Co.			 5,400		  110,700
   Total Consumer Discretionary				1,315,609

 Consumer Staples - 3.4%
  Altria Group, Inc.			 2,900 (1)	  119,538
  Coca-Cola Enterprises, Inc.		 2,000 		   36,980
  CVS Corp.				 2,200		   71,720
  Procter & Gamble Co.			 1,300		  113,477
   Total Consumer Staples 				  341,715

 Energy - 10.5%
  ChevronTexaco Corp.			 2,000		  145,740
  Conoco Phillips			 2,000		  111,680
  Devon Energy Corp.			 1,500		   77,625
  Exxon Mobil Corp.			 8,100		  305,370
  Nabors Industries, Ltd.*		 1,800		   72,270
  Schlumberger, Ltd.			 3,400		  168,334
  Valero Energy Corp.			 4,000		  157,600
   Total Energy						1,038,619

 Financials - 29.4%
  American Express Co.			 3,600		  162,180
  American International Group, Inc.	 2,400		  142,968
  Astoria Finantial Corp.		 1,600		   51,424
  Bank of America Corp.			 3,600		  285,300
  Bear Stearns Co., Inc., The 		 1,300		   90,974
  Citigroup,Inc.			 9,400		  407,490
  Goldman Sachs Group, Inc.		 1,200		  106,188
  JPMorgan Chase & Co.			 6,200		  212,164
  Lincoln National Corp.		 1,799		   63,721
  Marsh & McLennan Co., Inc.		 1,700		   85,000
  MBNA Corp.				 7,000		  163,380
  Mercury General Corp.			 1,700		   74,256
  Merrill Lynch & Co., Inc. 		 3,200		  172,096


The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------------------------
Systematic Value Fund
Schedule of Portfolio Investments (continued)
---------------------------------------------------------------------------

Financials (continued)



					Shares		Value
  MGIC Investment Corp.			 1,300		$  73,281
  Morgan Stanley			 2,100		  102,459
  National City Corp.			 2,800		   88,704
  National Commerce Financial Corp.	 2,700		   67,500
  Sovereign Bancorp, Inc.		10,100		  198,768
  Wachovia Corp.			 6,200		  261,330
  Wells Fargo & Co.			 1,900		   95,266
   Total Financials 					2,904,449

 Health Care - 4.6%
  Bristol-Myers Squibb Co.		 4,100		  104,017
  Pfizer, Inc.				 4,200		  125,664
  Quest Diagnostics, Inc.*		 1,800 (1)	  108,000
  Watson Pharmaceuticals, Inc.*		 1,800		   73,980
  Wyeth					 1,000		   42,850
   Total Health Care					  454,511

 Industrials - 9.4%
  American Power Conversion Corp.*	 8,800		  157,696
  Eaton Corp.				 1,600		  149,824
  Lockheed Martin Corp.			 2,500		  128,075
  Pall Corp.				 6,100		  152,500
  Rockwell Automation, Inc.		 3,800 		  103,436
  Textron, Inc.				 3,300		  148,500
  United Technologies Corp.		 1,100		   88,275
   Total Industrials					  928,306

 Information Technology - 12.0%
  Adobe Systems, Inc.			 1,800		   69,894
  Affiliated Computer Services, Inc.*	 3,600		  178,596
  Amdocs, Ltd.*				 7,000		  156,660
  Corning, Inc.*			27,400		  226,050
  Intel Corp.				 2,300		   65,826
  International Business Machines Corp.	 1,200		   98,412
  LSI Logic Corp.*			 9,200		  106,168
  Micron Technology, Inc.*		 3,500 (1)	   50,260
  Microsoft Corp.			 2,700		   71,604
  Symbol Technologies, Inc.		 7,300		   98,842
  Veritas Software Corp.*		 1,800		   62,064
   Total Information Technology 			1,184,376

 Materials - 6.6%
  Alcoa, Inc.				 7,300		  208,488
  Cemex SA de CV			 2,000		   50,000
  E.I.du Pont de Nemours & Co., Inc.	 2,100		   93,954
  Monsanto Co.				 1,900		   48,849
  Newmont Mining Corp.			 2,600 (1)	  102,076
  Rohm & Haas Co.			 4,100		  148,953
   Total Materials 					  652,320


The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------------------------
Systematic Value Fund
Schedule of Portfolio Investments (continued)
---------------------------------------------------------------------------


					Shares		Value
 Telecommunication Services - 4.9%
  AT&T Wireless Services, Inc.*		11,200		$  96,544
  BellSouth Corp.			 4,300		  108,360
  SBC Communications, Inc.		 6,300		  141,687
  Verizon Communications, Inc.		 3,800		  134,216
   Total Telecommunication Services 			  480,807

 Utilities - 4.7%
  AES Corp.*				14,800		   95,904
  Edison International*			 2,100 		   39,606
  PPL Corp.				 2,200		   87,274
  TXU Corp.				 6,500 (1)	  143,000
  Williams Co., Inc.			11,000 (1)	  100,430
   Total Utilities					  466,214
     Total Common Stocks (cost $8,688,440)		9,766,926

 Other Investment Companies - 8.3% (2)
  Bank of New York Institutional Cash
   Reserves Fund, 1.15% (3)		669,105 	  669,105
  JPMorgan Prime Money Market Fund,
   Institutional Class Shares, 0.92%	148,561		  148,561
    Total Other Investment Companies (cost $817,666)	  817,666

Total Investments - 107.1%
(cost $9,506,106)					10,584,592

Other Assets,less Liabilities - (7.1)%			  (700,403)

Net Assets - 100.0%					9,884,189



Note: Based on the cost of investments of $9,506,106 for Federal income tax purposes at August 31, 2003, the aggregate gross unrealized appreciation and depreciation were $1,130,142 and $51,657, respectively, resulting in net unrealized appreciation of investments of $1,078,485.

*Non-income-producing securities.

(1) Some of these shares, amounting to a market value of $685,564, or 6.9% of net assets, were out on loan to various brokers.

(2) Yields shown for these investment companies represent the August 31, 2003,seven-day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
(3) Collateral received from brokers for securities lending was invested in this short-term investment.

Investments Abbreviations:
--------------------------
ADR: Securities whose value is determined or significantly influenced by trading on exchanges not located in the United States or Canada. ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. Sponsored ADRs are initiated by the underlying foreign company.


The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------------------------
Systematic Value Fund
Statement of Assets and Liabilities
August 31, 2003 (unaudited)
---------------------------------------------------------------------------



Assets:
  Investments at value 				$10,584,592
  Receivable for investments sold 		     94,882
  Receivable for Fund shares sold 		      2,214
  Dividends,interest and other receivables           14,044
  Prepaid expenses				      8,229
						-----------
     Total assets 				 10,703,961
						-----------
Liabilities:
  Payable upon return of securities loaned	    669,105
  Payable for investments purchased		    131,680
  Accrued expenses:
    Investment advisory and management fees 	      1,366
    Professional fees 				      7,476
    Custodian fees				      4,063
    Transfer agent fees				      5,050
    Other					      1,032
						-----------
	Total liabilities			    819,772
						-----------
Net Assets 					 $9,884,189
						===========
Shares outstanding				    984,481
						-----------
Net asset value,offering and redemption
 price per share (Institutional Class)		     $10.04
						    =======
Net Assets Represent:
  Paid-in capital 				 $8,396,280
  Undistributed net investment income		     51,745
  Accumulated net realized gain from investments    357,679
Net unrealized appreciation of investments	  1,078,485
						-----------
Net Assets 					 $9,884,189
						===========
  Investments at cost 				 $9,506,106
						-----------



The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------------------------
Systematic Value Fund
Statement of Operations
For the six months ended August 31,2003 (unaudited)
---------------------------------------------------------------------------



Investment Income:
  Dividend income 				$ 76,976
  Foreign withholding tax 			    (379)
  Interest income 				   1,726
  Securities lending fees			     301
						---------
    Total investment income			  78,624
						---------
Expenses:
  Investment advisory and management fees	  31,446
  Transfer agent fees				  11,062
  Custodian fees				   8,622
  Professional fees				   5,573
  Registration fees				     714
  Miscellaneous					   1,366
						---------
    Total expenses before offsets		  58,783
						---------
  Less:Expense reimbursements 			 (18,353)

  Net expenses 					  40,430
						---------
      Net investment income			  38,194
						=========
Net Realized and Unrealized Gain:
  Net realized gain on investments		 564,995
  Net unrealized appreciation of investments   1,295,357
    Net realized and unrealized gain 	       1,860,352
					       ---------
Net Increase in Net Assets
 Resulting from Operations 		      $1,898,546
					      ==========



The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------------------------
Systematic Value Fund
Statement of Changes in Net Assets
---------------------------------------------------------------------------



					 For the six	  For the
					 months ended	period* ended
					August 31, 2003	 February 28,
					 (unaudited)	    2003
					---------------	-----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income 		$    38,194 	$    32,619
  Net realized gain (loss)on investments    564,995 	   (207,316)
  Net unrealized appreciation
   (depreciation)of investments 	  1,295,357 	   (216,872)
					------------	------------
    Net increase (decrease)in net assets
     resulting from operations 		  1,898,546 	   (391,569)
					------------	------------
Distributions to Shareholders:
  From net investment income 		     -		    (19,068)
					------------	------------
From Capital Share Transactions:
  Proceeds from the sale of shares 	    376,202 	  8,730,859
  Reinvestment of distributions 	     -		     19,068
  Cost of shares repurchased 		    (97,646)	   (632,203)
					------------	------------
    Net increase from capital share
     transactions			    278,556	  8,117,724
					------------	------------
      Total increase in net assets	  2,177,102	  7,707,087
					------------	------------
Net Assets:
  Beginning of period 			  7,707,087 	     -
					------------	------------
  End of period				$ 9,884,189	$ 7,707,087
					============	============
End of period undistributed
 net investment income 			    $51,745 	    $13,551
					------------	------------
Share Transactions:
  Sale of shares 			     42,453 	  1,020,673
  Shares issued in connection with
   reinvestment of distributions 	     -		      2,248
  Shares repurchased 			    (10,447)	    (70,446)
					------------	------------
Net increase in shares 			     32,006	    952,475
					------------	------------


*Commencement of operations was April 1,2002.

The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------------------------
Systematic Value Fund
Financial Highlights
For an Institutional Class share of capital stock outstanding throughout each fiscal period
---------------------------------------------------------------------------


							  	    For the
					    For the		  period from
					six months ended	April 1, 2002* to
					 August 31, 2003	February 28,2003
					-----------------	-----------------
Net Asset Value,Beginning of Period 	  $8.09 		  $10.00
					--------		  -------
Income from Investment Operations:
  Net investment income 		   0.04 		    0.03
  Net realized and unrealized gain (loss)
    on investments			   1.91			   (1.92)
					--------		  -------
      Total from investment operations     1.95 		   (1.89)
					--------		  -------
Less Distributions to Shareholders from:
  Net investment income 		    -			   (0.02)
					--------		  -------

Net Asset Value,End of Period   	 $10.04 		   $8.09
					========		  =======

-------------------------------------------------------------------------------------
Total Return (a)			  24.10% (b)		  (18.91)% (b)

Ratio of net expenses to average net a
  ssets					   0.90% (c)		     0.90% (c)
Ratio of net investment income to average
  net assets				   0.85% (c)		     0.86% (c)
Portfolio turnover			     62% (b)		      119% (b)
Net assets at end of period (000's
  omitted)				 $9,884 		   $7,707
=====================================================================================
Expense Offsets (d)
-------------------
Ratio of total expenses to average net
 assets 				   1.31% (c)		     2.20% (c)
Ratio of net investment gain (loss) to
 average net assets 			   0.44% (c)		    (0.44)% (c)
=====================================================================================



*Commencement of operations.

(a) Total returns and net investment income would have been lower had certain expenses not been reduced.
(b) Not annualized.
(c) Annualized.
(d) Ratio information assuming no reduction of Fund expenses.
    (See Notes to Financial Statements.)

---------------------------------------------------------------------------
Systematic Value Fund
Notes to Financial Statements
August 31,2003 (unaudited)
---------------------------------------------------------------------------
(1) Summary of Significant Accounting Policies
Managers AMG Funds (the "Trust") is a no-load, open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report is an equity fund, the Systematic Value Fund (the "Fund").

Currently, the Fund has registered Institutional and Investor Class shares. However, only the Institutional Class shares are currently offered. The Institutional Class shares (with a minimum investment of $1,000,000) are designed primarily for institutional investors that meet certain administrative and servicing criteria.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(a) Valuation of Investments
Equity securities traded on a domestic securities exchange and over-the-counter securities are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Short-term investments having a remaining maturity of 60 days or less, are valued at amortized cost which approximates market value. Investments in other regulated investment companies are valued at their end-of-day net asset value per share. Securities and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures adopted by the Board of Trustees of the Trust.

(b) Security Transactions
Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

(c) Investment Income and Expenses
Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities is accrued as earned. Non-cash dividends included in dividend income,if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust, and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

The Fund has a "balance credit" arrangement with the Bank of New York ("BNY"), the Fund's custodian bank, whereby the Fund is credited with an interest factor equal to 1% below the effective 90-day T-Bill rate for account balances left uninvested overnight. This credit serves to reduce custody expenses that would otherwise be charged to the Fund. For the six months ended August 31, 2003, the custodian expense was reduced by $3.

---------------------------------------------------------------------------
Notes to Financial Statements (continued)
---------------------------------------------------------------------------

(d) Dividends and Distributions
Dividends resulting from net investment income, if any, normally will be declared and paid annually in December. Distributions of capital gains, if any, will also be made annually in December and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales and possibly equalization accounting for tax purposes. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

(e) Federal Taxes
The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

(f) Capital Loss Carryovers
At February 28, 2003, the Fund had an accumulated net realized capital loss carryover from securities transactions for Federal income tax purposes of $143,057, expiring February 28, 2011.

(g) Capital Stock
The Trust's Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest, with $0.001 par value per share. The Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares are based on the valuation of those securities in accordance with the Fund's policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At August 31, 2003, certain shareholders individually held greater than 10% of the outstanding shares of the Fund as follows: Three accounts each owned over 10% of the outstanding shares which combined totaled 87% of the outstanding shares of the Fund at August 31, 2003.

(h) Repurchase Agreements
The Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund's custodian or at the Federal Reserve Bank.

If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(2) Agreements and Transactions with Affiliates
The Fund has entered into an Investment Management Agreement under which The Managers Funds LLC (the "Investment Manager"), a subsidiary of Affiliated Managers Group, Inc. ("AMG"), serves as investment manager to the Fund and is responsible for the Fund's overall administration. The Fund is distributed by Managers Distributors, Inc. ("MDI"), a wholly-owned subsidiary of The Managers Funds LLC. The Fund's investment portfolio is managed by Systematic Financial Management, L.P.("Systematic"), which serves pursuant to a Sub-Advisory Agreement by and between the Investment Manager and Systematic with respect to the Fund. AMG indirectly owns a majority interest in Systematic. Certain

---------------------------------------------------------------------------
Notes to Financial Statements (continued)
---------------------------------------------------------------------------
Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG, and/or MDI.

The Fund is obligated by the Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.70% of the average daily net assets. The Investment Manager, in turn, pays Systematic 0.70% of the average daily net assets of the Fund for its services as sub-advisor. Under the Investment Management Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund. The Investment Manager receives no additional compensation from the Fund for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and Systematic, Systematic reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Fund.

The Investment Manager has contractually agreed, through at least July 1, 2004, to waive fees and pay or reimburse the Fund to the extent that the total operating expenses exceed 0.90% of the Fund's average daily net assets. The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement occurs and that such repayment would not cause the Fund's total operating expenses in any such year to exceed 0.90% of the Fund's average daily net assets. In addition to any other waiver or reimbursement agreed to by the Investment Manager, Systematic from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee. At August 31, 2003, the cumulative amount of unreimbursed expenses is $67,757.

The aggregate annual fee paid to each outside Trustee for serving as a Trustee of the Trust is $5,000. The Trustee fee expense shown in the financial statements represents the Fund's allocated portion of the total fees and expenses paid by the Fund and other affiliated funds in the Trust and in the complex.

(3) Purchases and Sales of Securities
Purchases and sales of securities, excluding short-term securities, for the six months ended August 31, 2003, for the Fund were $5,867,572 and $5,492,567, respectively. There were no purchases or sales of U.S. Government securities for the Fund.

(4) Portfolio Securities Loaned
The Fund may participate in a securities lending program offered by BNY providing for the lending of portfolio securities to qualified brokers. Collateral on all securities loaned is accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of the investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by BNY. Earnings of such temporary cash investments are divided between BNY, as a fee for its services under the program, and the Fund according to agreed-upon rates.

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[AMG Logo omitted]

Managers AMG Funds

Investment Manager and Administrator
------------------------------------
The Managers Funds LLC
40 Richards Avenue
Norwalk,Connecticut 06854-2325
(203)857-5321 or (800)835-3879

Sub-Advisor
-----------
Systematic Financial Management, LLP
300 Frank W. Burr Blvd.
Glenpointe East, 7th Floor
Teaneck, New Jersey 07666

Custodian
---------
The Bank of New York
100 Church Street, 10th Floor
New York, New York 10286

Legal Counsel
-------------
Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

Transfer Agent
--------------
Boston Financial Data Services, Inc.
attn: Managers AMG Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800) 252-0682


Trustees
--------
Jack W. Aber
William E. Chapman,II
Sean M. Healey
Edward J. Kaier
Peter M. Lebovitz
Eric Rakowski


This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective Prospectus, which is available by calling 1-800-835-3879. Distributed by Managers Distributors, Inc., member NASD.


www.managersamg.com
www.managersfunds.com

Item 2.  CODE OF ETHICS
=======================
Not applicable.


Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================
Not applicable.


Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
==============================================
Not applicable.


Item 5. [RESERVED]
==================

Item 6. [RESERVED]
==================

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
======================================================================
Not applicable.


Item 8. [RESERVED]
==================

Item 9.  CONTROLS AND PROCEDURES
================================
(a)	Disclosure Controls and Procedures.  The Principal Executive
	and Financial Officers concluded that the Registrant's
	Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)	Internal Controls.  There were no significant changes in the
	Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Item 10.  EXHIBITS
==================
(a)	Not applicable.

(b)	Certifications of principal executive officer and principal
	financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

				SIGNATURES
				----------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS


By: 	/s/ Peter M. Lebovitz
	----------------------------
	Peter M. Lebovitz, President

Date:	October 17, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: 	/s/ Peter M. Lebovitz
	----------------------------
	Peter M. Lebovitz, President

Date:	October 17, 2003



By:	/s/ Galan G. Daukas
	----------------------------------------
	Galan G. Daukas, Chief Financial Officer

Date:	October 17, 2003


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